CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 27,605	$ 1,859
Account receivable, net of allowance of $257 as of December 31, 2020		831
Prepaid expenses and other current assets	5,109	240
Total current assets	32,714	2,930
Other assets	15	11
Total assets	32,729	2,941
Current liabilities:
Accounts payable	3,687	3,153
Accrued and other current liabilities	2,375	1,729
Accrued clinical site costs	469	1,547
Earnout Cash liability	4,582
Warrant liabilities	292
Notes payable and accrued interest	518	249
Accrued settlement expense		39,486
Total current liabilities	11,923	46,164
Notes payable and accrued interest		548
Total liabilities	11,923	46,712
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 50,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2021 and 2020, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 58,810,550 and 42,973,462 shares issued and outstanding at December 31, 2021 and 2020, respectively	59	43
Additional paid-in capital	203,990	46,366
Accumulated deficit	(183,243)	(90,180)
Total stockholders' equity (deficit)	20,806	(43,771)
Total liabilities and stockholders' equity (deficit)	$ 32,729	$ 2,941